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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22051

ING Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Infrastructure, Industrials and Materials Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Australia: 0.7%
175,252		Iluka Resources Ltd.	$2,282,325	0.7
		Brazil: 3.1%
158,700		CPFL Energia SA ADR	3,856,410	1.1
204,500		Vale SA ADR	3,744,395	1.1
282,500		Weg S.A.	2,912,054	0.9
			10,512,859	3.1
		Canada: 0.6%
531,600		Bombardier, Inc. - Class B	1,945,537	0.6
		Chile: 0.9%
169,100		Enersis SA ADR	2,908,520	0.9
		China: 1.8%
310,000		China Unicom Hong Kong Ltd. ADR	4,259,400	1.2
824,839		Dongfang Electrical Machinery Co., Ltd.	1,919,724	0.6
			6,179,124	1.8
		Finland: 0.8%
66,684		Outotec Oyj	2,637,568	0.8
		France: 5.4%
38,373		Air Liquide	4,165,551	1.3
64,127		Alstom	1,868,296	0.6
158,628	@	Cie Generale de Geophysique-Veritas	3,468,387	1.0
46,047		Schneider Electric S.A.	2,462,341	0.7
216,131		Suez Environnement S.A.	2,350,331	0.7
93,276		Vinci S.A.	3,745,560	1.1
			18,060,466	5.4
		Germany: 8.1%
61,183		BASF AG	4,293,809	1.3
152,335		Deutsche Post AG	2,525,292	0.7
406,989		Deutsche Telekom AG	4,015,407	1.2
247,383		E.ON AG	4,537,000	1.3
98,840		GEA Group AG	2,526,696	0.8
75,957		Siemens AG	6,271,234	1.9
188,384		ThyssenKrupp AG	3,124,197	0.9
			27,293,635	8.1
		Hong Kong: 1.9%
127,500		China Mobile Ltd. ADR	6,468,075	1.9
		India: 0.4%
376,060		Bharat Heavy Electricals Ltd.	1,414,519	0.4
		Ireland: 1.2%
233,167	@	CRH PLC	3,945,823	1.2
		Israel: 0.9%
299,334		Israel Chemicals Ltd.	3,092,148	0.9
		Italy: 3.2%
1,530,321		Enel S.p.A.	4,364,619	1.3
388,225		Fiat Industrial SpA	3,922,314	1.2
163,841		Prysmian S.p.A.	2,324,265	0.7
			10,611,198	3.2
		Japan: 3.7%
828,000		Hitachi Ltd.	4,726,863	1.4
192,000		Komatsu Ltd.	4,583,006	1.3
419,000		Mitsubishi Electric Corp.	3,284,276	1.0
			12,594,145	3.7
		Luxembourg: 2.3%
253,000		ArcelorMittal	3,514,170	1.0
49,400		Millicom International Cellular SA	4,285,450	1.3
			7,799,620	2.3
		Netherlands: 3.0%
94,000		Chicago Bridge & Iron Co. NV	3,378,360	1.0
200,839		European Aeronautic Defence and Space Co. NV	6,737,458	2.0
			10,115,818	3.0
		Russia: 1.4%
288,000		Mobile Telesystems OJSC ADR	4,792,320	1.4
		South Korea: 1.1%
49,673		POSCO ADR	3,761,736	1.1
		Switzerland: 1.3%
279,400	@	ABB Ltd. ADR	4,417,314	1.3
		United Kingdom: 9.8%
113,301		Anglo American PLC	3,453,393	1.0
256,319		BHP Billiton PLC	6,716,746	2.0
293,050		Cookson Group PLC	2,845,622	0.9
119,043		Rio Tinto PLC	5,121,607	1.5
3,027,960		Vodafone Group PLC	8,075,458	2.4
102,301		Weir Group PLC	2,447,439	0.7
309,683		Xstrata PLC	4,423,677	1.3
			33,083,942	9.8
		United States: 46.9%
104,000		Acuity Brands, Inc.	5,668,000	1.7
78,700		Caterpillar, Inc.	6,895,694	2.0
309,400		CenterPoint Energy, Inc.	6,259,162	1.9
68,400		Cummins, Inc.	6,631,380	2.0
62,200		Deere & Co.	4,594,714	1.4
125,700		Dover Corp.	7,109,592	2.1
120,000		EI Du Pont de Nemours & Co.	5,791,200	1.7
89,900		Emerson Electric Co.	4,204,623	1.3
150,900		Fluor Corp.	7,074,192	2.1
116,100		General Dynamics Corp.	7,431,561	2.2
175,600		Honeywell International, Inc.	9,773,896	2.9

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		United States: (continued)
61,200		Lockheed Martin Corp.	$5,067,360	1.5
68,500		Monsanto Co.	5,288,200	1.6
143,400		National Oilwell Varco, Inc.	9,571,950	2.8
48,900		Pall Corp.	2,721,774	0.8
142,300		Patterson-UTI Energy, Inc.	2,151,576	0.6
170,400		Peabody Energy Corp.	3,980,544	1.2
165,600		Republic Services, Inc.	4,365,216	1.3
56,500		Roper Industries, Inc.	5,718,930	1.7
97,800		Schlumberger Ltd.	6,185,850	1.8
75,900		TAL International Group, Inc.	2,482,689	0.7
196,800		TECO Energy, Inc.	3,424,320	1.0
49,100	@	TransDigm Group, Inc.	6,039,300	1.8
144,500		Trinity Industries, Inc.	3,569,150	1.1
91,400		UGI Corp.	2,621,352	0.8
97,100		Union Pacific Corp.	10,816,940	3.2
89,600		United Parcel Service, Inc. - Class B	6,714,624	2.0
62,600	@	United Rentals, Inc.	2,162,830	0.6
70,600	@	WABCO Holdings, Inc.	3,654,256	1.1
			157,970,875	46.9
		Total Common Stock (Cost $340,601,260)	331,887,567	98.5
RIGHTS: 0.1%
		France: 0.1%
38,373	@	Air Liquide SA	415,032	0.1
		Italy: —%
388,225	@	Fiat S.p.A	—	—
388,225	@	Fiat S.p.A	—	—
			—	—
		Total Rights (Cost $—)	415,032	0.1
		Total Long-Term Investments (Cost $340,601,260)	332,302,599	98.6
SHORT-TERM INVESTMENTS: 1.5%
		Mutual Funds: 1.5%
5,023,000		BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $5,023,000)	5,023,000	1.5
		Total Short-Term Investments (Cost $5,023,000)	5,023,000	1.5
		Total Investments in Securities (Cost $345,624,260)	$337,325,599	100.1
		Liabilities in Excess of Other Assets	(333,007)	(0.1)
		Net Assets	$336,992,592	100.0

@	Non-income producing security
ADR	American Depositary Receipt
	Cost for federal income tax purposes is $347,013,000.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$42,332,784
	Gross Unrealized Depreciation	(52,020,185)
	Net Unrealized Depreciation	$(9,687,401)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	1.1%
Energy	7.4
Industrials	51.6
Information Technology	1.4
Materials	18.6
Rights	0.1
Telecommunication Services	1.3
Telecommunications	8.1
Utilities	9.0
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2012
Asset Table
Investments, at value
Common Stock
Australia	$—	$2,282,325	$—	$2,282,325
Brazil	10,512,859	—	—	10,512,859
Canada	1,945,537	—	—	1,945,537
Chile	2,908,520	—	—	2,908,520
China	4,259,400	1,919,724	—	6,179,124
Finland	—	2,637,568	—	2,637,568
France	—	18,060,466	—	18,060,466
Germany	—	27,293,635	—	27,293,635
Hong Kong	6,468,075	—	—	6,468,075
India	—	1,414,519	—	1,414,519
Ireland	—	3,945,823	—	3,945,823
Israel	—	3,092,148	—	3,092,148
Italy	—	10,611,198	—	10,611,198
Japan	—	12,594,145	—	12,594,145
Luxembourg	7,799,620	—	—	7,799,620
Netherlands	3,378,360	6,737,458	—	10,115,818
Russia	4,792,320	—	—	4,792,320
South Korea	3,761,736	—	—	3,761,736
Switzerland	4,417,314	—	—	4,417,314
United Kingdom	—	33,083,942	—	33,083,942
United States	157,970,875	—	—	157,970,875
Total Common Stock	208,214,616	123,672,951	—	331,887,567
Rights	—	415,032	—	415,032
Short-Term Investments	5,023,000	—	—	5,023,000
Total Investments, at value	$213,237,616	$124,087,983	$—	$337,325,599
Liabilities Table
Other Financial Instruments+
Written Options	$—	$—	$(1,594,155)	$(1,594,155)
Total Liabilities	$—	$—	$(1,594,155)	$(1,594,155)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2012.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2012 (Unaudited) (continued)

	Beginning Balance on 2/29/2012	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 5/31/2012
Liabilities Table at value
Written options, at fair value	$(2,518,519)	$(3,288,773)	$1,896,970	$—	$1,359,225	$956,942	$—	$—	$(1,594,155)
Total liabilities	(2,518,519)	(3,288,773)	1,896,970	—	1,359,225	956,942	—	—	(1,594,155)

As of May 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $1,694,618.

PORTFOLIO OF INVESTMENTS
ING Infrastructure, Industrials and Materials Fund	as of May 31, 2012 (Unaudited) (continued)

ING Infrastructure, Industrials and Materials Fund Written OTC Options on May 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Securities
220,329	Goldman Sachs & Co.	Call on Custom Basket of Equity Securities	100.000 EUR	06/15/12	$681,235	$(253,340)
98,370	Credit Suisse First Boston	Call on Custom Basket of Equity Securities	100.000 GPB	06/15/12	529,449	(403,908)
38,412,000	Citigroup, Inc.	Call on Custom Basket of Equity Securities	100.000 USD	06/13/12	1,060,171	(399,254)
384,120	JPMorgan Chase & Co.	Call on Custom Basket of Equity Securities	100.000 USD	06/13/12	1,017,918	(537,653)
			Total Written OTC Options		$3,288,773	$(1,594,155)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Infrastructure, Industrials and Materials Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012